Other disclosures on cash flows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other disclosures on cash flows
Additions on right-of-use assets that are added in the lease liabilities	R$ 51,991	R$ 39,762
Lease modifications	15,934	0
Reversal of provision for contingencies to the indemnification assets	R$ 2,878	R$ 1,389